Details of Significant Accounts - Analysis of timing of the future pension payment (Details) - Perfect Mobile Corp. (Taiwan) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Expected contributions to the defined benefit pension plans	$ 5
Weighted average duration of the retirement plan	24 years
Analysis of timing of the future pension payment	$ 122
Over 5 years
Disclosure of defined benefit plans [line items]
Analysis of timing of the future pension payment	$ 122